Michael J. Mazza
Assistant General Counsel and
Assistant Secretary

720 E. Wisconsin Avenue
Milwaukee, WI 53202-4797
414-665-2052 office
414-665-7016 fax michaelmazza@northwesternmutual.com

May 4, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account A (Fee-Based)
Post-Effective Amendment No. 12 to
Form N-4 Registration Statement
File No. 333-133380 and 811-21887
EDGAR CIK: 0000790162

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2015 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 12 (the “Amendment”) to the Registration statement on Form N-4. This Amendment was filed electronically on April 27, 2015.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza
Assistant General Counsel &
Assistant Secretary